Segmentation of key figures (Details 6) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Net sales to third parties	$ 13,158	$ 12,242	$ 25,852	$ 23,781
Sandoz [member]
Disclosure of operating segments [line items]
Net sales to third parties	2,463	2,451	4,980	4,881
Sandoz [member] | Retail Generics [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,955	2,067	3,997	4,105
Sandoz [member] | Biopharmaceuticals [member]
Disclosure of operating segments [line items]
Net sales to third parties	363	260	698	534
Sandoz [member] | Anti Infectives [member]
Disclosure of operating segments [line items]
Net sales to third parties	145	124	285	242
Sandoz [member] | Anti Infectives [member] | Anti Infectives sold under Sandoz name [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 187	$ 195	$ 417	$ 424